Business combinations - Additional Information (Details) € in Millions			12 Months Ended		25 Months Ended
	Jul. 11, 2022 EUR (€)	Jun. 15, 2022 EUR (€)	Dec. 31, 2023	Dec. 31, 2022 EUR (€)	Feb. 28, 2022 EUR (€) acquisition
Disclosure of detailed information about business combination [line items]
Number of acquisition | acquisition					2
Investing cash outflows for payments of deferred consideration				€ 11
Top of Range | Trade Names
Disclosure of detailed information about business combination [line items]
Estimated useful lives			8 years
Bottom of Range | Trade Names
Disclosure of detailed information about business combination [line items]
Estimated useful lives			3 years
Sonantic Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Fair value of net assets acquired	€ 93
Goodwill	64
Intangible assets	31
Cash and cash equivalents	2
Deferred tax liabilities	4
Acquisition related costs	2
Goodwill expected to be deductible for tax purposes	0
Estimated fair value of contingent consideration	30
Contingent consideration recognised as of acquisition date, equity consideration	4
Sonantic Limited | Premium Segment
Disclosure of detailed information about business combination [line items]
Goodwill	48
Sonantic Limited | Ad-Supported
Disclosure of detailed information about business combination [line items]
Goodwill	€ 16
Sonantic Limited | Existing Technology
Disclosure of detailed information about business combination [line items]
Estimated useful lives	5 years
Sonantic Limited | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination potential contingent consideration period	4 years
Findaway World, LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Fair value of net assets acquired		€ 117
Goodwill		85
Intangible assets		22
Cash and cash equivalents		8
Acquisition related costs		5
Estimated fair value of contingent consideration		13
Contingent consideration recognised as of acquisition date, equity consideration		€ 5
Findaway World, LLC | Existing Technology
Disclosure of detailed information about business combination [line items]
Estimated useful lives		5 years
Findaway World, LLC | Trade Names
Disclosure of detailed information about business combination [line items]
Estimated useful lives		5 years
Findaway World, LLC | Publisher Relationships
Disclosure of detailed information about business combination [line items]
Estimated useful lives		7 years
Findaway World, LLC | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination potential contingent consideration period		4 years
Podsights and Chartable
Disclosure of detailed information about business combination [line items]
Fair value of net assets acquired					€ 83
Goodwill					59
Intangible assets					26
Cash and cash equivalents					4
Other tangible net assets					1
Deferred tax liabilities					7
Acquisition related costs					2
Goodwill expected to be deductible for tax purposes					0
Estimated fair value of contingent consideration					21
Contingent consideration recognised as of acquisition date, equity consideration					€ 10
Podsights and Chartable | Customer Relationship
Disclosure of detailed information about business combination [line items]
Estimated useful lives					1 year
Podsights and Chartable | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination potential contingent consideration period					4 years
Podsights and Chartable | Top of Range | Existing Technology
Disclosure of detailed information about business combination [line items]
Estimated useful lives					5 years
Podsights and Chartable | Bottom of Range | Existing Technology
Disclosure of detailed information about business combination [line items]
Estimated useful lives					3 years
Podsights
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Chartable Holding, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%